FAIR VALUE MEASUREMENTS - Fair Value Measurements for the Plan’s Investments (Details) - Donegal Mutual Insurance Company 401(k) Plan [Member] - USD ($)		Dec. 31, 2025	Dec. 31, 2024
FAIR VALUE MEASUREMENTS [Abstract]
Investments		$ 215,196,056	$ 198,201,529
Registered Investment Companies [Member]
FAIR VALUE MEASUREMENTS [Abstract]
Investments		185,024,573	170,278,611
Employer Securities [Member]
FAIR VALUE MEASUREMENTS [Abstract]
Investments		10,339,993	9,207,307
Investments at Far value [Member]
FAIR VALUE MEASUREMENTS [Abstract]
Investments		195,364,566	179,485,918
Common/Collective Trust Funds [Member]
FAIR VALUE MEASUREMENTS [Abstract]
Investments	[1]	19,831,490	18,715,611
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
FAIR VALUE MEASUREMENTS [Abstract]
Investments		195,364,566	179,485,918
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Registered Investment Companies [Member]
FAIR VALUE MEASUREMENTS [Abstract]
Investments		185,024,573	170,278,611
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Employer Securities [Member]
FAIR VALUE MEASUREMENTS [Abstract]
Investments		10,339,993	9,207,307
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Investments at Far value [Member]
FAIR VALUE MEASUREMENTS [Abstract]
Investments		195,364,566	179,485,918
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Common/Collective Trust Funds [Member]
FAIR VALUE MEASUREMENTS [Abstract]
Investments	[1]	$ 0	$ 0

[1]	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Net Assets Available for Benefits.